JPMorgan SmartRetirement 2040 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan SmartRetirement 2040 Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 531
Expense Example, No Redemption, 3 Years	719
Expense Example, No Redemption, 5 Years	924
Expense Example, No Redemption, 10 Years	1,512
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	778
Expense Example, No Redemption, 10 Years	1,568
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	207
Expense Example, No Redemption, 5 Years	361
Expense Example, No Redemption, 10 Years	$ 809